Share-Based Compensation - Summary of Fair Value of Options Granted (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average grant date fair value of option (per share)	4.78	7.33	2.21
Aggregate grant date fair value of options	38,031,795	158,567,632	843,121